Portfolio of Investments
Variable Portfolio – U.S. Flexible Conservative Growth Fund, March 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Equity Funds 32.6%
	Shares	Value ($)
U.S. Large Cap 32.6%
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	195,203	14,226,434
Columbia Variable Portfolio – Large Cap Index Fund, Class 1 Shares(a),(b)	827,364	26,839,689
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares(a),(b)	929,341	14,218,913
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(a),(b)	322,764	10,993,331
CTIVP® – Loomis Sayles Growth Fund, Class 1 Shares(a),(b)	215,746	11,009,540
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares(a),(b)	178,607	10,837,854
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	363,709	10,994,916
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares(a),(b)	712,688	21,459,038
Total		120,579,715
Total Equity Funds (Cost $75,900,906)		120,579,715

Exchange-Traded Fixed Income Funds 6.6%

Investment Grade 6.6%
iShares Core U.S. Aggregate Bond ETF	22,610	2,573,696
iShares iBoxx $ Investment Grade Corporate Bond ETF	84,527	10,992,737
Vanguard Intermediate-Term Corporate Bond ETF	115,000	10,698,450
Total		24,264,883
Total Exchange-Traded Fixed Income Funds (Cost $22,977,743)		24,264,883

Fixed Income Funds 39.9%

Investment Grade 39.9%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	2,938,501	33,498,917
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	804,129	8,041,293
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	967,151	10,687,015
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	734,934	8,040,173
Fixed Income Funds (continued)
	Shares	Value ($)
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(a)	2,577,311	29,484,436
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(a)	2,396,755	26,795,718
CTIVP® – Wells Fargo Short Duration Government Fund, Class 1 Shares(a)	519,964	5,360,830
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares(a)	2,238,891	25,456,189
Total		147,364,571
Total Fixed Income Funds (Cost $140,514,307)		147,364,571

Residential Mortgage-Backed Securities - Agency 12.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uniform Mortgage-Backed Security TBA(c)
04/19/2036	2.500%	10,832,500	11,272,570
04/19/2036- 04/14/2051	3.000%	20,714,000	21,731,181
04/14/2051	3.500%	12,567,500	13,270,986
Total Residential Mortgage-Backed Securities - Agency (Cost $46,473,467)			46,274,737

Options Purchased Puts 0.9%
Value ($)
(Cost $4,543,795)	3,169,435

Money Market Funds 19.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.067%(a),(d)	72,271,076	72,263,849
Total Money Market Funds (Cost $72,260,278)		72,263,849
Total Investments in Securities (Cost: $362,670,496)		413,917,190
Other Assets & Liabilities, Net		(44,320,863)
Net Assets		369,596,327
At March 31, 2021, securities and/or cash totaling $2,247,660 were pledged as collateral.
Variable Portfolio – U.S. Flexible Conservative Growth Fund | Quarterly Report 2021	1

Portfolio of Investments   (continued)
Variable Portfolio – U.S. Flexible Conservative Growth Fund, March 31, 2021 (Unaudited)
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Russell 2000 Index E-mini	12	06/2021	USD	1,333,500	—	(36,000)
S&P 500 Index E-mini	165	06/2021	USD	32,731,050	698,881	—
U.S. Long Bond	40	06/2021	USD	6,183,750	—	(262,390)
U.S. Treasury 10-Year Note	49	06/2021	USD	6,415,938	—	(167,767)
U.S. Treasury 2-Year Note	19	06/2021	USD	4,193,805	—	(4,042)
U.S. Treasury 5-Year Note	68	06/2021	USD	8,391,094	—	(107,435)
U.S. Ultra Treasury Bond	11	06/2021	USD	1,993,406	—	(117,586)
Total					698,881	(695,220)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P/TSX 60 Index	(2)	06/2021	CAD	(444,440)	416	—

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
S&P 500 Index	JPMorgan	USD	21,056,317	53	3,200.00	12/16/2022	1,139,875	1,034,030
S&P 500 Index	JPMorgan	USD	19,069,872	48	2,900.00	12/16/2022	1,094,809	657,600
S&P 500 Index	JPMorgan	USD	15,494,271	39	3,000.00	12/16/2022	916,737	603,330
S&P 500 Index	JPMorgan	USD	9,932,225	25	3,100.00	12/16/2022	603,627	435,375
S&P 500 Index	JPMorgan	USD	13,507,826	34	2,800.00	12/16/2022	721,712	411,230
S&P 500 Index	JPMorgan	USD	1,191,867	3	2,600.00	12/16/2022	67,035	27,870
Total							4,543,795	3,169,435
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 0.067%
	69,827,210	28,211,264	(25,774,983)	358	72,263,849	—	(358)	16,626	72,271,076
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	15,529,211	285,561	(2,307,914)	719,576	14,226,434	—	629,522	—	195,203
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares
	9,359,648	—	(8,780,271)	(579,377)	—	—	579,641	—	—
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	33,993,027	2,327,364	(2,439,381)	(382,093)	33,498,917	—	(7,152)	—	2,938,501
Columbia Variable Portfolio – Large Cap Index Fund, Class 1 Shares
	30,270,626	230,536	(4,024,651)	363,178	26,839,689	—	1,382,141	—	827,364
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	9,870,018	—	(1,755,807)	(72,918)	8,041,293	—	21,301	—	804,129
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	8,285,271	4,986,441	(1,499,226)	(1,085,471)	10,687,015	—	(113,368)	—	967,151
2	Variable Portfolio – U.S. Flexible Conservative Growth Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Variable Portfolio – U.S. Flexible Conservative Growth Fund, March 31, 2021 (Unaudited)
Notes to Portfolio of Investments  (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares
	4,161,183	9,288,332	(140,583)	909,981	14,218,913	—	544	—	929,341
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	14,059,937	—	(3,627,176)	560,570	10,993,331	—	1,250,740	—	322,764
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	9,837,343	—	(1,871,280)	74,110	8,040,173	—	24,857	—	734,934
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	32,806,836	42,541	(2,591,988)	(772,953)	29,484,436	—	7,377	—	2,577,311
CTIVP® – Loomis Sayles Growth Fund, Class 1 Shares
	14,869,806	279	(2,835,233)	(1,025,312)	11,009,540	—	1,353,483	—	215,746
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares
	14,679,603	134,400	(1,763,412)	(2,212,737)	10,837,854	—	1,877,691	—	178,607
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	14,069,968	—	(3,610,218)	535,166	10,994,916	—	894,728	—	363,709
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	31,559,799	2,276	(3,951,191)	(815,166)	26,795,718	—	(59,256)	—	2,396,755
CTIVP® – Wells Fargo Short Duration Government Fund, Class 1 Shares
	4,546,902	1,691,650	(893,149)	15,427	5,360,830	—	(17,828)	—	519,964
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares
	29,178,706	1,215	(2,936,710)	(787,022)	25,456,189	—	(48,332)	—	2,238,891
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares
	27,352,120	7,873	(5,672,999)	(227,956)	21,459,038	—	2,004,879	—	712,688
Total	374,257,214			(4,782,639)	340,208,135	—	9,780,610	16,626

(b)	Non-income producing investment.
(c)	Represents a security purchased on a when-issued basis.
(d)	The rate shown is the seven-day current annualized yield at March 31, 2021.
Abbreviation Legend
TBA	To Be Announced
Currency Legend
CAD	Canada Dollar
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Variable Portfolio – U.S. Flexible Conservative Growth Fund | Quarterly Report 2021	3

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT7059_03_L01_(03/21)